Guarantor and Non - Guarantor Condensed Consolidating Financial Statements (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 110,000,000	$ 203,000,000	$ 250,000,000	$ 254,000,000	$ 210,000,000	$ 340,000,000
Accounts receivable	307,000,000	315,000,000		385,000,000
Due from affiliates	1,000,000	8,000,000		4,000,000
Inventories	399,000,000	394,000,000		375,000,000
Income tax receivable (note 13)				2,000,000
Prepaid expenses	20,000,000	14,000,000		10,000,000
Deferred income taxes	9,000,000	10,000,000		12,000,000
Other current assets	46,000,000	49,000,000		50,000,000
Total current assets	892,000,000	993,000,000		1,043,000,000
Property and equipment, net	1,040,000,000	1,084,000,000		1,109,000,000
Other long-term assets	89,000,000	89,000,000		88,000,000
Deferred income taxes	24,000,000	25,000,000		41,000,000
Intangible assets, net	509,000,000	542,000,000		586,000,000
Goodwill	432,000,000	432,000,000		425,000,000	414,000,000
Total assets	2,986,000,000	3,165,000,000		3,292,000,000
Current liabilities:
Trade payables	296,000,000	312,000,000		303,000,000
Short-term borrowings	4,000,000	3,000,000		2,000,000
Accrued expenses and other liabilities	151,000,000	162,000,000		170,000,000
Accrued interest	57,000,000	62,000,000		25,000,000
Due to affiliates	7,000,000	15,000,000		2,000,000
Accrued income taxes	5,000,000	2,000,000		10,000,000
Deferred income taxes	20,000,000	19,000,000		13,000,000
Current installments of long-term debt	31,000,000	36,000,000		25,000,000
Total current liabilities	571,000,000	611,000,000		550,000,000
Long-term debt	2,978,000,000	2,895,000,000		2,952,000,000
Other liabilities	50,000,000	51,000,000		59,000,000
Pension liabilities	299,000,000	292,000,000		272,000,000
Deferred income taxes	48,000,000	52,000,000		63,000,000
Total liabilities	3,946,000,000	3,901,000,000		3,896,000,000
Equity (deficit):
Common stock
Additional paid-in capital	605,000,000	605,000,000		603,000,000
Accumulated deficit	(1,803,000,000)	(1,569,000,000)		(1,428,000,000)
Accumulated other comprehensive income	238,000,000	228,000,000		217,000,000	180,000,000	176,000,000
Total Momentive Performance Materials Inc.'s deficit	(960,000,000)	(736,000,000)		(608,000,000)
Noncontrolling interests				4,000,000	4,000,000	4,000,000
Total deficit	(960,000,000)	(736,000,000)		(604,000,000)	(578,000,000)	(541,000,000)
Total liabilities and equity (deficit)	2,986,000,000	3,165,000,000		3,292,000,000
Parent [Member]
Current assets:
Cash and cash equivalents	5,000,000	41,000,000	43,000,000	31,000,000	56,000,000	2,000,000
Due from affiliates		3,000,000		2,000,000
Total current assets	5,000,000	44,000,000		33,000,000
Other long-term assets	56,000,000	55,000,000		60,000,000
Investment in affiliates	1,397,000,000	1,415,000,000		1,430,000,000
Intercompany borrowing	80,000	20,000,000
Total assets	1,538,000,000	1,534,000,000		1,523,000,000
Current liabilities:
Accrued expenses and other liabilities	1,000,000	2,000,000		1,000,000
Accrued interest	57,000,000	61,000,000		25,000,000
Due to affiliates		14,000,000
Total current liabilities	58,000,000	77,000,000		26,000,000
Long-term debt	2,145,000,000	1,891,000,000		1,910,000,000
Intercompany borrowing	295,000,000	302,000,000		195,000,000
Total liabilities	2,498,000,000	2,270,000,000		2,131,000,000
Equity (deficit):
Common stock
Additional paid-in capital	605,000,000	605,000,000		603,000,000
Accumulated deficit	(1,803,000,000)	(1,569,000,000)		(1,428,000,000)
Accumulated other comprehensive income	238,000,000	228,000,000		217,000,000
Total Momentive Performance Materials Inc.'s deficit	(960,000,000)	(736,000,000)		(608,000,000)
Noncontrolling interests
Total deficit	(960,000,000)	(736,000,000)		(608,000,000)
Total liabilities and equity (deficit)	1,538,000,000	1,534,000,000		1,523,000,000
Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	3,000,000	3,000,000		1,000,000	10,000,000	200,000,000
Accounts receivable	85,000,000	82,000,000		108,000,000
Due from affiliates	81,000,000	60,000,000		84,000,000
Inventories	167,000,000	193,000,000		188,000,000
Prepaid expenses	16,000,000	11,000,000		7,000,000
Deferred income taxes	1,000,000	1,000,000
Other current assets	6,000,000	11,000,000		1,000,000
Total current assets	359,000,000	361,000,000		389,000,000
Property and equipment, net	467,000,000	495,000,000		507,000,000
Other long-term assets	10,000,000	9,000,000		2,000,000
Intercompany borrowing	1,167,000,000	1,091,000,000		997,000,000
Intangible assets, net	79,000,000	84,000,000		91,000,000
Total assets	2,082,000,000	2,040,000,000		1,986,000,000
Current liabilities:
Trade payables	71,000,000	93,000,000		86,000,000
Accrued expenses and other liabilities	68,000,000	62,000,000		79,000,000
Due to affiliates	19,000,000	26,000,000		30,000,000
Total current liabilities	158,000,000	181,000,000		195,000,000
Long-term debt	80,000,000
Other liabilities	8,000,000	9,000,000		9,000,000
Pension liabilities	189,000,000	186,000,000		151,000,000
Intercompany borrowing	70,000,000	164,000,000		111,000,000
Accumulated losses from unconsolidated subsidiaries in excess of investment	180,000,000	85,000,000		90,000,000
Total liabilities	685,000,000	625,000,000		556,000,000
Equity (deficit):
Common stock
Additional paid-in capital	1,941,000,000	1,911,000,000		2,001,000,000
Accumulated deficit	(782,000,000)	(724,000,000)		(788,000,000)
Accumulated other comprehensive income	238,000,000	228,000,000		217,000,000
Total Momentive Performance Materials Inc.'s deficit	1,397,000,000	1,415,000,000		1,430,000,000
Noncontrolling interests
Total deficit	1,397,000,000	1,415,000,000		1,430,000,000
Total liabilities and equity (deficit)	2,082,000,000	2,040,000,000		1,986,000,000
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	102,000,000	159,000,000	204,000,000	222,000,000	144,000,000	138,000,000
Accounts receivable	222,000,000	233,000,000		277,000,000
Due from affiliates	12,000,000	30,000,000		30,000,000
Inventories	232,000,000	201,000,000		187,000,000
Income tax receivable (note 13)				2,000,000
Prepaid expenses	4,000,000	3,000,000		3,000,000
Deferred income taxes	8,000,000	9,000,000		12,000,000
Other current assets	40,000,000	38,000,000
Total current assets	620,000,000	673,000,000		733,000,000
Property and equipment, net	573,000,000	589,000,000		602,000,000
Other long-term assets	23,000,000	25,000,000		26,000,000
Deferred income taxes	24,000,000	25,000,000		41,000,000
Intercompany borrowing	181,000,000	259,000,000		109,000,000
Intangible assets, net	430,000,000	458,000,000		495,000,000
Goodwill	432,000,000	432,000,000		425,000,000
Total assets	2,283,000,000	2,461,000,000		2,431,000,000
Current liabilities:
Trade payables	225,000,000	219,000,000		217,000,000
Short-term borrowings	4,000,000	3,000,000		2,000,000
Accrued expenses and other liabilities	82,000,000	98,000,000		90,000,000
Accrued interest		1,000,000
Due to affiliates	80,000,000	60,000,000		84,000,000
Accrued income taxes	5,000,000	2,000,000		10,000,000
Deferred income taxes	20,000,000	19,000,000		13,000,000
Current installments of long-term debt	31,000,000	36,000,000		25,000,000
Total current liabilities	447,000,000	438,000,000		441,000,000
Long-term debt	753,000,000	1,004,000,000		1,042,000,000
Other liabilities	42,000,000	42,000,000		50,000,000
Pension liabilities	110,000,000	106,000,000		121,000,000
Intercompany borrowing	1,063,000,000	904,000,000		800,000,000
Deferred income taxes	48,000,000	52,000,000		63,000,000
Total liabilities	2,463,000,000	2,546,000,000		2,517,000,000
Equity (deficit):
Common stock
Additional paid-in capital	540,000,000	567,000,000		566,000,000
Accumulated deficit	(996,000,000)	(925,000,000)		(890,000,000)
Accumulated other comprehensive income	276,000,000	273,000,000		234,000,000
Total Momentive Performance Materials Inc.'s deficit	(180,000,000)	(85,000,000)		(90,000,000)
Noncontrolling interests				4,000,000
Total deficit	(180,000,000)	(85,000,000)		(86,000,000)
Total liabilities and equity (deficit)	2,283,000,000	2,461,000,000		2,431,000,000
Eliminations [Member]
Current assets:
Due from affiliates	(92,000,000)	(85,000,000)		(112,000,000)
Total current assets	(92,000,000)	(85,000,000)		(112,000,000)
Investment in affiliates	(1,397,000,000)	(1,415,000,000)		(1,430,000,000)
Intercompany borrowing	(1,428,000,000)	(1,370,000,000)		(1,106,000,000)
Total assets	(2,917,000,000)	(2,870,000,000)		(2,648,000,000)
Current liabilities:
Due to affiliates	(92,000,000)	(85,000,000)		(112,000,000)
Total current liabilities	(92,000,000)	(85,000,000)		(112,000,000)
Intercompany borrowing	(1,428,000,000)	(1,370,000,000)		(1,106,000,000)
Accumulated losses from unconsolidated subsidiaries in excess of investment	(180,000,000)	(85,000,000)		(90,000,000)
Total liabilities	(1,700,000,000)	(1,540,000,000)		(1,308,000,000)
Equity (deficit):
Common stock
Additional paid-in capital	(2,481,000,000)	(2,478,000,000)		(2,567,000,000)
Accumulated deficit	1,778,000,000	1,649,000,000		1,678,000,000
Accumulated other comprehensive income	(514,000,000)	(501,000,000)		(451,000,000)
Total Momentive Performance Materials Inc.'s deficit	(1,217,000,000)	(1,330,000,000)		(1,340,000,000)
Noncontrolling interests
Total deficit	(1,217,000,000)	(1,330,000,000)		(1,340,000,000)
Total liabilities and equity (deficit)	$ (2,917,000,000)	$ (2,870,000,000)		$ (2,648,000,000)